APPENDIX I

                                    UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                     FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

               Read instructions at end of Form before preparing Form.


            1.   Name and address of issuer:

                      Manor Investment Funds
                      15 Chester Commons
                      Malvern,  PA  19355


            2.   The name of each series or class of securities for
                 which this Form is filed (if the Form is being filed
		     for all series and classes of securities of the issuer,
		     check the box but do not list series or classes):[    ]

                      Manor Investment Funds


            3.   Investment Company Act File Number:
                      811 - 09134
                 Securities Act File Number:
                       33 - 99520


            4 (a).Last day of fiscal year for which this form is filed:
                     12/31/98



            4 (b). [   ] Check box if this Form is being filed late
	              (i.e., more than 90 calendar days after the end
	              of the issuer's fiscal year). (See Instruction A.2)
                       Note: if the Form is being filed late, interest
            	           must be paid on the registration fee due.


            4 (c). [   ]Check box if this is the last time the issuer
	             will be filing this Form.



            SEC2393 (9-97)


            5.   Calculation of registration fee:
                 (i) Aggregate sale price of securities sold during the
                     fiscal year pursuant to section 24(f):$ 1,524,961

                (ii)Aggregate price of securities redeemed or
                     repurchased during the fiscal year:     $ 570,928

               (iii)Aggregate price of securities redeemed or
                     repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                     to the Commission:                      $ 634,692

                (iv)Total available redemption credits [add items 5(ii)
                    and 5(iii)]:                           -$ 1,205,620

                 (v) Net sales--if Item 5 (i) is greater than Item 5(iv)
                     [subtract Item 5 (iv) from Item 5 (i)]: $  319,341

                (vi)Redemption credits available for use in future years
                    ---if Item 5 (I) is less than Item 5 (iv) [subtract
                    Item 5 (iv) from Item 5 (I)]:           $ (  -0-  )

               (vii)Multiplier for determining registration fee (see
                     instruction C.9):                        x 0.0278%

              (viii)Registration fee due [multiply Item 5(v) by
                    Item 5(vii)](enter _ 0_ if no fee is due):=$ 88.78

            6.   Prepaid Shares

              If the response to Item 5 (i) was determined by deducting an amount of securities that were registered under  the Securities Act of  1933 pursuant to
              rule 24e-2 as in effect before October 11,
              1997, then report the amount of securities (number of shares or other units) deducted here:
              634,692. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
              here:       -0-     .

            7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
                 (see Instruction D):                    +$____________

            8. Total of the amount of the registration fee due plus any interest due [line 5 (viii) plus line 7]: =$ 88.78

            9.   Date the registration fee and any interest payment was
            sent to the Commission's lockbox depository:     3/25/99

                     Method of Delivery:  [  X  ]  Wire Transfer
                                          [     ]  Mail or other means





                                     SIGNATURES

            This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




            By (Signature and Title)*
            _________________________________________________________
                                Daniel A. Morris,     President



            Date _________________________________


                      *Please print the name and title of the signing
            officer below the signature.